RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	May 23, 2022	Jun. 30, 2025	Dec. 31, 2024
Short-Term
Allowances for advances to growers and suppliers		$ (34,004)	$ (29,304)
Grower advance receivables, net of allowances for credit losses of $34,004 and $29,304, respectively		107,943	104,956
Long-Term
Net advances to growers and suppliers		27,463	20,809
Minimum
Long-Term
Term of supply agreement	1 year
Secured advances
Short-Term
Gross advances to growers and suppliers		87,400	54,864
Allowances for advances to growers and suppliers		(12,441)	(13,217)
Long-Term
Gross advances to growers and suppliers		23,513	22,762
Allowance for advances to growers and suppliers		(2,063)	(3,282)
Unsecured advances
Short-Term
Gross advances to growers and suppliers		54,547	79,396
Allowances for advances to growers and suppliers		(21,563)	(16,087)
Long-Term
Gross advances to growers and suppliers		10,580	5,792
Allowance for advances to growers and suppliers		$ (4,566)	$ (4,463)